UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-06481

Franklin Municipal Securities Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 5/31

Date of reporting period: 2/28/14

Item 1. Schedule of Investments.

Franklin Municipal Securities Trust
Statement of Investments, February 28, 2014 (unaudited)

Franklin California High Yield Municipal Fund	Principal Amount	Value
Municipal Bonds 95.9%
California 89.7%
ABAG Finance Authority for Nonprofit Corps. Revenue,
Elder Care Alliance, California Mortgage Insured, 5.60%, 8/15/34	$4,260,000	$4,273,078
Episcopal Senior Communities, Refunding, 6.125%, 7/01/41	7,500,000	8,011,425
Windemere Ranch Infrastructure Financing Program, Sub Series B, 5.00%, 9/02/27	2,205,000	2,210,579
Windemere Ranch Infrastructure Financing Program, Sub Series B, 5.00%, 9/02/34	4,240,000	4,241,314
Aliso Viejo CFD No. 2005-01 Special Tax, Glenwood at Aliso Viejo, 5.875%, 9/01/27	5,115,000	5,268,450
Artesia RDA Tax Allocation,
Artesia Redevelopment Project Area, 5.50%, 6/01/42	6,355,000	5,883,967
Artesia Redevelopment Project Area, 5.70%, 6/01/42	3,050,000	2,906,009
Housing Set-Aside, Artesia Redevelopment Project Area, 7.70%, 6/01/46	3,295,000	3,594,087
Azusa Special Tax, CFD No. 2005-1, Improvement Area No. 1, 5.00%,
9/01/27	2,145,000	2,166,150
9/01/37	1,930,000	1,935,501
Baldwin Park USD, GO,
Capital Appreciation, Election of 2006, AGMC Insured, zero cpn., 8/01/31	5,735,000	2,089,605
Los Angeles County, Capital Appreciation, Election of 2006, Refunding, Build America Mutual Assurance, zero cpn.,
8/01/42	10,000,000	1,606,600
Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area, Subordinate, Series S-4, 5.25%, 4/01/53	15,000,000	15,727,350
Beaumont Financing Authority Local Agency Revenue,
Improvement Area No. 17B, Series A, 6.125%, 9/01/31	720,000	739,318
Improvement Area No. 17B, Series A, 6.375%, 9/01/42	5,000,000	5,120,800
Series B, 5.35%, 9/01/28	935,000	941,489
Series B, 5.40%, 9/01/35	1,390,000	1,396,992
Series C, 5.45%, 9/01/27	6,435,000	6,437,059
Series C, 5.50%, 9/01/29	855,000	855,188
Series C, 5.50%, 9/01/35	1,035,000	1,014,548
Series C, 5.50%, 9/01/35	3,995,000	3,995,919
Beaumont USD, GO, Election of 2008, Series C, AGMC Insured, 6.00%, 8/01/41	1,925,000	2,133,150
Brentwood Infrastructure Financing Authority Infrastructure Revenue, CIFP, Series 1,
5.00%, 9/02/25	2,695,000	2,690,311
5.125%, 9/02/30	3,400,000	3,379,430
Buena Park Community RDA Tax Allocation, Consolidated Redevelopment Project, 6.25%, 9/01/35	5,000,000	5,163,350
California City RDA Tax Allocation Revenue, Refunding, Series A-1, 7.75%, 9/01/34	8,650,000	8,661,158
California County Tobacco Securitization Agency Tobacco Settlement Revenue, Asset-Backed, Los Angeles County
Securitization Corp., 5.70%, 6/01/46	3,000,000	2,337,810
California Educational Facilities Authority Revenue,
College and University Financing Program, Pre-Refunded, 5.00%, 2/01/26	250,000	283,420
College and University Financing Program, Pre-Refunded, 5.00%, 2/01/30	615,000	697,213
University of San Francisco, 6.125%, 10/01/36	2,000,000	2,319,120
California Health Facilities Financing Authority Revenue, Providence Health and Services, Refunding, Series C, 6.50%,
10/01/33	4,000,000	4,549,920
California Municipal Finance Authority COP, Community Hospitals of Central California Obligated Group,
5.25%, 2/01/24	5,000,000	5,298,550
5.375%, 2/01/29	7,000,000	7,226,170
5.50%, 2/01/39	10,600,000	10,658,194
5.25%, 2/01/46	15,965,000	15,507,124
California State GO, Various Purpose,
6.00%, 11/01/39	13,000,000	15,205,840
FGIC Insured, 6.00%, 8/01/19	30,000	30,711
California State Municipal Finance Authority Mobile Home Park Revenue, Windsor Mobile Country Club, Refunding, Series A,
5.625%, 11/15/33	1,000,000	1,007,710
6.00%, 11/15/48	4,000,000	4,067,200
California State Municipal Finance Authority Revenue,
Biola University, Refunding, Series A, 5.625%, 10/01/23	6,000,000	6,665,040
Biola University, Refunding, Series A, 5.80%, 10/01/28	7,500,000	8,155,125
Biola University, Refunding, Series A, 5.875%, 10/01/34	6,000,000	6,315,000
Harbor Regional Center Project, 8.50%, 11/01/39	5,000,000	5,844,300
Kern Regional Center Project, Series A, 7.50%, 5/01/39	9,000,000	9,924,750
South Central Los Angeles Regional Center Project, 5.50%, 12/01/33	3,115,000	3,163,999
South Central Los Angeles Regional Center Project, 5.75%, 12/01/43	7,000,000	7,093,030

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Municipal Securities Trust
Statement of Investments, February 28, 2014 (unaudited) (continued)
Southwest Community Health Center, California Mortgage Insured, 6.125%, 2/01/40	4,000,000	4,298,960
California State Public Works Board Lease Revenue,
California State Prison Los Angeles, Various Buildings, Series C, 5.75%, 10/01/31	4,640,000	5,369,130
Department of Mental Health, Coalinga State Hospital, Series A, Pre-Refunded, 5.125%, 6/01/29	4,500,000	4,554,315
Various Capital Projects, Series A, 5.125%, 10/01/31	3,605,000	3,884,676
California Statewide CDA Revenue,
American Baptist Homes of the West, Refunding, 6.25%, 10/01/39	5,000,000	5,211,700
Bentley School, Refunding, Series A, 7.00%, 7/01/40	8,675,000	9,379,236
California Baptist University, Refunding, 7.25%, 11/01/31	1,250,000	1,409,175
California Baptist University, Refunding, 7.50%, 11/01/41	2,750,000	3,106,097
California Baptist University, Refunding, Series A, 5.40%, 11/01/27	7,440,000	7,361,582
California Baptist University, Refunding, Series A, 5.50%, 11/01/38	4,500,000	4,157,595
[a] California Baptist University, Series A, 5.125%, 11/01/23	715,000	721,185
[a] California Baptist University, Series A, 6.125%, 11/01/33	1,565,000	1,577,896
[a] California Baptist University, Series A, 6.375%, 11/01/43	4,035,000	4,070,710
Catholic Healthcare West, Series C, 5.625%, 7/01/35	5,000,000	5,416,250
CHF-Irvine LLC, UCI East Campus Apartments, Phase II, 5.75%, 5/15/32	10,000,000	10,668,900
Covenant Retirement Communities Inc., Series C, 5.625%, 12/01/36	8,000,000	7,893,200
Drew School, Refunding, 5.30%, 10/01/37	3,275,000	3,081,873
Eskaton Properties Inc. Obligated Group, Refunding, 5.25%, 11/15/34	4,350,000	4,306,326
Henry Mayo Newhall Memorial Hospital, Series B, California Mortgage Insured, Pre-Refunded, 5.20%, 10/01/37	3,500,000	4,184,810
Kaiser Permanente, Series B, 5.25%, 3/01/45	37,325,000	37,724,377
Lancer Educational Student Housing Project, 5.625%, 6/01/33	3,000,000	2,804,220
Methodist Hospital of Southern California Project, FHA Insured, 6.75%, 2/01/38	8,980,000	10,526,266
Monterey Institute International, 5.50%, 7/01/31	8,285,000	9,230,484
Thomas Jefferson School of Law, Refunding, Series A, 7.25%, 10/01/38	10,000,000	5,800,000
ValleyCare Health System, Refunding, Series A, 5.125%, 7/15/31	1,850,000	1,684,166
California Statewide CDA Special Tax Revenue, CFD No. 2007-1, Orinda, 6.00%, 9/01/29	5,000,000	5,052,800
Capistrano USD, CFD No. 2005-1 Special Tax, 5.50%, 9/01/43	5,000,000	5,055,200
Carson RDA, Tax Allocation Housing, Series A, 5.25%, 10/01/36	1,965,000	1,980,229
Centinela Valley UHSD, GO, County of Los Angeles, Election of 2010, Series B, AGMC Insured, zero cpn., 8/01/45	42,000,000	6,713,700
Ceres USD, GO, Capital Appreciation, Election of 2008, Series A, zero cpn.,
8/01/39	6,450,000	1,204,731
8/01/40	6,730,000	1,166,578
Chatom USD, GO, Election of 2006, Capital Appreciation, Series C, XLCA Insured, zero cpn., 8/01/47	9,450,000	1,407,767
Chula Vista CFD Special Tax,
No. 12-I, McMillin Otay Ranch Village Seven, 5.25%, 9/01/30	1,615,000	1,622,558
No. 12-I, McMillin Otay Ranch Village Seven, 5.25%, 9/01/36	2,810,000	2,816,407
No. 2001-1, Improvement Area, San Miguel Ranch, Series B, 5.45%, 9/01/36	2,170,000	2,153,313
Clovis USD, GO, Capital Appreciation, Election of 2004, Series A, NATL RE, FGIC Insured, zero cpn.,
8/01/27	7,500,000	4,279,200
8/01/28	3,000,000	1,623,090
Coachella Valley USD, GO, Capital Appreciation, Election of 2005, Series D, zero cpn.,
8/01/42	8,500,000	1,736,550
8/01/43	3,000,000	577,920
Coalinga PFAR, Water and Wastewater Refinancing Projects, Refunding, 5.00%,
4/01/35	1,000,000	1,015,890
4/01/48	6,350,000	6,277,991
Compton Community College District GO, Election of 2002, Series B,
6.625%, 8/01/27	3,085,000	3,524,921
6.75%, 8/01/34	4,000,000	4,482,320
Compton CRDA Tax Allocation, Redevelopment Project, second lien, Series B,
5.70%, 8/01/30	2,255,000	2,258,450
6.00%, 8/01/42	3,460,000	3,445,745
Compton USD, GO, Election of 2002, Series C, AMBAC Insured, 5.00%, 6/01/31	5,000,000	5,053,400
Corona CFD No. 2001-2 Special Tax, Improvement Areas Nos. 1 and 2, Series A, 6.25%, 9/01/32	1,825,000	1,834,709
Corona CFD No. 2003-2 Special Tax, Highlands Collection, 5.20%, 9/01/34	770,000	736,343
Corona-Norco USD Special Tax, Series A,
5.35%, 9/01/26	1,005,000	1,001,372
5.40%, 9/01/36	2,530,000	2,400,692
Cotati South Sonoma Business Park AD Special Assessment, Limited Obligation Improvement, 6.50%, 9/02/33	4,955,000	4,759,624
Cudahy Community Development Commission Tax Allocation, City-Wide Redevelopment Project, Redevelopment Projects,
Series B, 7.75%, 10/01/27	3,795,000	4,506,525
Daly City Housing Development Finance Agency Mobile Home Park Revenue, Franciscan Mobile Home Park Acquisition
Project, sub. bond, Refunding, Series B, 5.85%, 12/15/47	4,935,000	4,980,994

Franklin Municipal Securities Trust
Statement of Investments, February 28, 2014 (unaudited) (continued)
[a]Dana Point Community Facilities District Special Tax, Series-1 2006, 5.00%,
9/01/38	1,000,000	1,011,260
9/01/45	2,500,000	2,500,000
Del Paso Manor Water District Revenue COP, Phase I Improvement Project, 5.50%, 7/01/41	3,050,000	3,149,918
Duarte RDA Tax Allocation, Capital Appreciation, Merged Redevelopment Project, ETM, zero cpn., 12/01/28	30,795,000	15,732,858
El Dorado County Special Tax,
CFD No. 2001-1, 5.35%, 9/01/35	1,900,000	1,915,618
CFD No. 2005-1, 5.00%, 9/01/21	1,000,000	984,680
CFD No. 2005-1, 5.15%, 9/01/25	2,075,000	2,022,336
CFD No. 2005-1, 5.25%, 9/01/35	6,705,000	6,231,895
El Rancho USD, GO, Capital Appreciation, Election of 2003, NATL RE, FGIC Insured, zero cpn., 8/01/29	2,400,000	1,049,808
Fairfield Special Tax, CFD No. 3, North Cordelia General Improvements, 6.00%,
9/01/32	1,200,000	1,270,428
9/01/37	5,810,000	6,112,469
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, zero cpn., 1/15/42	75,000,000	12,120,000
junior lien, Refunding, Series C, 6.50%, 1/15/43	40,000,000	42,046,000
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue,
Asset-Backed, Refunding, Senior Series A-1, 5.00%, 6/01/33	24,500,000	19,447,855
Capital Appreciation, Asset-Backed, second subordinate, Refunding, Series C, zero cpn., 6/01/47	50,000,000	1,250,000
Enhanced, Asset-Backed, Refunding, Series A, 5.00%, 6/01/45	4,890,000	4,836,210
Goleta RDA Tax Allocation, Goleta Old Town Redevelopment Project, 8.00%, 6/01/44	5,000,000	5,359,100
Hanford Joint UHSD, GO, Capital Appreciation, Election of 2004, Series B, AGMC Insured, zero cpn.,
8/01/32	3,635,000	1,438,624
8/01/33	3,705,000	1,370,776
8/01/35	4,120,000	1,347,446
Hartnell Community College District GO, Capital Appreciation, Election of 2002, Series D, zero cpn.,
8/01/44	30,000,000	3,843,900
8/01/49	10,000,000	1,510,700
Imperial Community College District GO, Capital Appreciation, Election of 2010, Series A, AGMC Insured, zero cpn. to
8/01/15, 6.75% thereafter, 8/01/40	3,500,000	3,607,940
[b]Imperial County Special Tax, CFD No. 98-1,
6.45%, 9/01/17	975,000	980,792
6.50%, 9/01/31	5,705,000	5,720,061
Independent Cities Finance Authority Mobile Home Park Revenue, Lamplighter Salinas, Series A, 6.25%,
7/15/45	2,465,000	2,600,748
7/15/50	2,000,000	2,110,140
Indio CFD No. 04-3 Special Tax, Terra Lago, Improvement Area No. 1,
5.10%, 9/01/30	1,275,000	1,275,803
5.15%, 9/01/35	3,000,000	2,987,250
Indio CFD Special Tax, No. 2006-1, Sonora Wells, 5.125%, 9/01/36	2,135,000	2,135,235
Irvine USD Special Tax, CFD No. 06-1, 6.70%, 9/01/35	2,565,000	2,770,200
Jurupa Community Services District Special Tax,
CFD No. 7, Eastvale Area, Series A, 5.15%, 9/01/35	3,690,000	3,696,790
CFD No. 12, Eastvale Area, Series A, 5.15%, 9/01/35	1,925,000	1,927,714
CFD No. 17, Eastvale Area, Series A, 5.20%, 9/01/36	2,825,000	2,855,143
CFD No. 30, Eastvale Area, Series A, 5.60%, 9/01/37	1,000,000	1,011,370
Lafayette RDA Tax Allocation, 5.75%, 8/01/32	1,000,000	1,010,160
Lake Elsinore 1915 Act Special Assessment, AD No. 93-1, Refunding, Series B, 5.125%, 9/02/30	4,980,000	4,988,466
Lake Elsinore PFA Local Agency Revenue,
Canyon Hills Improvement Area Development, Series A, 5.75%, 9/01/44	3,240,000	3,263,522
CFD No. 98-1, Series C, 5.25%, 9/01/33	8,000,000	8,053,440
Lake Elsinore Special Tax,
CFD No. 2003-2, Canyon Hills, Improvement Area A, Series A, 5.85%, 9/01/24	1,035,000	1,046,137
CFD No. 2003-2, Canyon Hills, Improvement Area A, Series A, 5.95%, 9/01/34	2,200,000	2,211,770
CFD No. 2004-3, Rosetta Canyon, Improvement Area No. 1, Series A, 5.10%, 9/01/22	750,000	758,588
CFD No. 2004-3, Rosetta Canyon, Improvement Area No. 1, Series A, 5.15%, 9/01/25	635,000	641,045
CFD No. 2004-3, Rosetta Canyon, Improvement Area No. 1, Series A, 5.25%, 9/01/30	1,195,000	1,202,552
CFD No. 2004-3, Rosetta Canyon, Improvement Area No. 1, Series A, 5.25%, 9/01/35	1,225,000	1,229,288
CFD No. 2004-3, Rosetta Canyon, Improvement Area No. 2, Series A, 5.20%, 9/01/26	915,000	917,480
CFD No. 2004-3, Rosetta Canyon, Improvement Area No. 2, Series A, 5.25%, 9/01/37	2,800,000	2,801,568
CFD No. 2005-2, Aberhill Ranch, Improvement Area A, Series A, 5.45%, 9/01/36	5,565,000	5,508,070
CFD No. 2006-2, Viscaya, Series A, 5.40%, 9/01/36	2,020,000	1,988,973
Lake Tahoe USD, GO, Election of 2008, zero cpn. to 7/31/25, 5.30% thereafter, 8/01/40	1,140,000	648,478

Franklin Municipal Securities Trust
Statement of Investments, February 28, 2014 (unaudited) (continued)
Lancaster Financing Authority Tax Allocation Revenue, Redevelopment Project Nos. 5 and 6, School Districts, Refunding,
5.40%, 2/01/29	475,000	385,615
Lancaster RDA Tax Allocation, Combined Redevelopment Project Areas,
6.875%, 8/01/34	2,000,000	2,184,480
6.875%, 8/01/39	830,000	897,164
Pre-Refunded, 6.875%, 8/01/39	1,170,000	1,520,064
Las Virgenes USD, GO, Election of 2006, Series C, zero cpn. to 8/01/26, 6.75% thereafter, 8/01/33	8,050,000	4,649,519
Lathrop Financing Authority Revenue, Mossdale Village, Refunding,
Sereis A, 5.50%, 9/02/35	3,850,000	3,918,337
Series A, 6.00%, 9/02/28	1,050,000	1,174,877
Series A, 6.00%, 9/02/29	1,115,000	1,235,766
Series A, 6.00%, 9/02/30	1,130,000	1,245,995
Lee Lake PFAR, Special Tax, junior lien, Refunding, Series B,
5.25%, 9/01/32	1,475,000	1,485,945
5.375%, 9/01/35	1,095,000	1,104,308
Lemon Grove School District GO, Capital Appreciation, Election of 2008, Series B, AGMC Insured, zero cpn. to 8/01/28,
6.10% thereafter, 8/01/45	6,500,000	3,104,075
Long Beach Bond Finance Authority Natural Gas Purchase Revenue, Series A, 5.00%, 11/15/29	4,630,000	4,850,990
Los Alamitos USD, COP, Capital Appreciation, Capital Projects, zero cpn. to 7/31/24, 5.95% thereafter,
8/01/34	1,500,000	923,805
8/01/42	4,500,000	2,638,440
Los Angeles County Schools Regionalized Business Services Corp. COP, Pooled Financing Program, Series C, 5.00%,
6/01/30	2,200,000	2,231,614
Lynwood PFA Tax Allocation, Alameda Project Area, 6.30%, 9/01/24	820,000	820,000
M-S-R Energy Authority Gas Revenue, Series B, 6.50%, 11/01/39	32,300,000	40,685,080
Mendocino-Lake Community College District GO, Capital Appreciation, Election of 2006, Series B, AGMC Insured,
zero cpn. to 8/01/21, 6.55% thereafter, 8/01/36	5,150,000	3,815,017
zero cpn. to 8/01/26, 6.85% thereafter, 8/01/40	7,500,000	4,219,200
Merced CFD No. 2005-1 Special Tax, Improvement Area No. 1, 5.30%, 9/01/36	2,400,000	1,877,952
Merced RDA Tax Allocation, Merced Gateways Redevelopment Project, Series A, 6.50%, 9/01/39	6,250,000	6,356,375
Merced UHSD, GO, Capital Appreciation, Election of 2008, Series C, zero cpn., 8/01/41	10,000,000	1,700,100
Moorpark CFD No. 2004-1 Special Tax, Moorpark Highlands,
5.25%, 9/01/26	1,135,000	1,169,050
5.30%, 9/01/38	2,550,000	2,626,500
Moreland School District GO, Election of 2002, Series D,
FGIC Insured, zero cpn., 8/01/34	4,405,000	1,419,247
FGIC Insured, zero cpn., 8/01/37	5,700,000	1,550,172
NATL RE, FGIC Insured, zero cpn., 8/01/30	3,400,000	1,369,962
NATL RE, FGIC Insured, zero cpn., 8/01/31	2,000,000	760,300
NATL RE, FGIC Insured, zero cpn., 8/01/32	4,405,000	1,579,633
Moreno Valley USD Special Tax, CFD No. 2004-6,
5.10%, 9/01/28	2,000,000	2,002,260
5.20%, 9/01/36	5,000,000	4,993,400
Murrieta CFD No. 2000-2 Special Tax, The Oaks,
Improvement Area A, 5.90%, 9/01/27	2,000,000	2,018,880
Improvement Area A, 6.00%, 9/01/34	3,570,000	3,597,632
Improvement Area B, 6.00%, 9/01/27	1,285,000	1,288,958
Improvement Area B, 6.00%, 9/01/34	3,570,000	3,575,533
Murrieta CFD No. 2004-1 Special Tax, Bremerton, 5.625%, 9/01/34	670,000	655,260
North Natomas CFD Special Tax, No. 4, Refunding, Series E, 5.25%, 9/01/33	3,000,000	3,134,490
Oak Park USD, GO, Capital Appreciation, Series A, zero cpn. to 8/01/21, 7.10% thereafter, 8/01/38	6,600,000	4,932,576
Oakland USD Alameda County GO, Election of 2012, 6.625%, 8/01/38	5,000,000	5,819,900
Oakley PFAR, Contra Costa County, Refunding, 5.30%, 9/02/34	995,000	1,000,403
Oceanside CFD No. 2001-1 Special Tax, Morro Hills Development, Pre-Refunded, 5.50%, 9/01/34	2,680,000	2,749,787
Orange County 1915 Act Special Assessment, Limited Obligation, AD No. 01-1-GP1, 5.10%, 9/02/33	1,745,000	1,748,211
Orchard School District GO, Election of 2001, Series B, AGMC Insured, 6.00%, 8/01/36	3,000,000	3,417,690
Oro Grande Elementary School District COP,
5.875%, 9/15/37	14,000,000	14,923,440
6.125%, 9/15/40	1,500,000	1,604,160
5.125%, 9/15/42	630,000	633,667
Oxnard Financing Authority Lease Revenue, Refunding, 5.75%, 6/01/36	5,870,000	6,221,848
Palomar Pomerado Health Care District COP,
6.00%, 11/01/30	10,000,000	10,097,200
6.75%, 11/01/39	15,550,000	16,033,138
Paramount USD, GO, County of Los Angeles, Election of 2006, Build America Mutual Assurance, zero cpn., 8/01/51	25,000,000	1,967,750

Franklin Municipal Securities Trust
Statement of Investments, February 28, 2014 (unaudited) (continued)
Paso Robles Joint USD, GO, Capital Appreciation, Election of 2006, Series A, zero cpn., 9/01/45	15,000,000	2,455,950
Perris CFD No. 05-2 Special Tax, Harmony Grove, Series A,
5.00%, 9/01/21	1,085,000	1,085,608
5.20%, 9/01/24	1,450,000	1,451,160
5.25%, 9/01/29	3,440,000	3,441,273
5.30%, 9/01/35	4,040,000	4,024,567
Perris CFD No. 2001-1 Special Tax, Improvement Area No. 4, May Farms, Series A,
5.10%, 9/01/30	865,000	864,991
5.15%, 9/01/35	1,075,000	1,057,166
[a]Perris CFD No. 2001-2 Special Tax, Refunding, Series A, 5.25%, 9/01/32	4,500,000	4,540,140
Perris CFD No. 2004-3 Special Tax, Improvement Area No. 2, Series A, 5.30%, 9/01/35	1,370,000	1,371,288
Perris Joint Powers Authority Local Agency Revenue,
May Farms Improvement Area Nos. 1 2 and 3, Refunding, Series A, 5.375%, 9/01/33	2,000,000	2,022,960
Willowbrook, Refunding, Series B, 5.25%, 9/01/33	3,950,000	3,842,007
Perris PFA Local Agency Revenue, Series A, 6.25%, 9/01/33	2,955,000	3,026,984
Perris PFAR Tax Allocation,
5.30%, 10/01/26	1,950,000	1,904,487
5.35%, 10/01/36	3,410,000	3,218,051
Housing Loan, Series A, 6.125%, 10/01/40	3,135,000	3,283,881
Pico Rivera Water Authority Revenue, Refunding, Series A, 6.25%, 12/01/32	6,970,000	6,971,742
Pittsburg USD, GO, Capital Appreciation, Election of 2010, Series C, zero cpn.,
8/01/47	9,000,000	1,314,630
8/01/52	15,000,000	1,553,850
Porterville PFA Sewer Revenue, Series A, 5.625%, 10/01/36	5,000,000	5,519,250
Poway USD Special Tax,
CFD No. 6, 4S Ranch, 5.125%, 9/01/35	5,975,000	6,044,310
CFD No. 6, Improvement Area B, 5.125%, 9/01/36	4,950,000	5,005,440
CFD No. 14, Improvement Area A, 5.25%, 9/01/36	5,225,000	5,338,487
Rancho Cordova CFD No. 2003-1 Special Tax, Sunridge Anatolia,
5.25%, 9/01/25	2,235,000	2,242,912
5.375%, 9/01/30	1,650,000	1,654,769
5.375%, 9/01/37	7,130,000	7,164,794
5.50%, 9/01/37	2,635,000	2,645,408
Redondo Beach USD, GO, Election of 2008, Capital Appreciation, Series E, zero cpn. to 8/01/22, 6.20% thereafter, 8/01/31	2,750,000	1,951,317
Redwood City Special Tax, One Marina, 7.75%, 9/01/41	2,000,000	2,192,660
Richland School District GO, Capital Appreciation, Election of 2008, Refunding, Series C, AGMC Insured, zero cpn., 8/01/49	22,000,000	2,817,320
Rio Elementary School District Community Facilities District Special Tax Revenue, 5.50%, 9/01/39	7,750,000	7,899,110
Rio Elementary School District Special Tax, CFD No. 1, 5.20%, 9/01/35	1,000,000	1,000,130
Rio Hondo Community College District GO, Capital Appreciation, Election of 2004, Series C, zero cpn. to 8/01/24, 6.85%
thereafter, 8/01/42	13,000,000	8,590,790
Riverbank USD, GO, Election of 2005, Series B, Assured Guaranty, zero cpn.,
8/01/38	6,690,000	1,737,928
8/01/43	8,750,000	1,666,350
Riverside County RDA Tax Allocation,
Desert Communities Redevelopment Project Area, second lien, Series D, 7.00%, 12/01/31	1,425,000	1,559,021
Desert Communities Redevelopment Project Area, second lien, Series D, 7.25%, 12/01/37	2,505,000	2,758,105
Housing, Series A, 6.00%, 10/01/39	3,000,000	3,121,860
Housing, Series A, 7.125%, 10/01/42	1,750,000	2,017,680
Jurupa Valley Redevelopment Project Area, Series B, 6.75%, 10/01/30	1,200,000	1,297,212
Riverside County Transportation Commission Toll Revenue, senior lien, Series A,
5.75%, 6/01/44	5,000,000	5,203,000
zero cpn., 6/01/43	7,500,000	1,116,975
Riverside PFA Local Measure Sales Tax Revenue, Payment Rehabilitation Project, AGMC Insured, 5.00%, 6/01/33	4,280,000	4,381,479
Riverside USD Special Tax,
CFD No. 13, Improvement Area No. 1, 5.375%, 9/01/34	2,320,000	2,229,520
CFD No. 14, Series A, 5.45%, 9/01/35	2,060,000	2,060,268
CFD No. 15, Series A, 5.15%, 9/01/25	1,730,000	1,732,197
CFD No. 15, Series A, 5.25%, 9/01/30	1,230,000	1,231,205
CFD No. 15, Series A, 5.25%, 9/01/35	1,500,000	1,497,690
CFD No. 22, 5.25%, 9/01/35	1,535,000	1,483,209
Road 17 Levee Area PFA Assessment Revenue, Road 17 Levee Improvement Project, 6.75%, 9/01/29	2,630,000	2,739,750
Romoland School District Special Tax, CFD No. 2004-1,
Heritage Lake, Improvement Area No. 1, 5.45%, 9/01/38	3,215,000	3,226,799
Heritage Lake, Improvement Area No. 2, 5.375%, 9/01/38	3,025,000	3,028,600
Improvement Area 3, Refunding, 5.00%, 9/01/36	1,500,000	1,507,875

Franklin Municipal Securities Trust
Statement of Investments, February 28, 2014 (unaudited) (continued)
Roseville Special Tax, CFD No. 1,
Fiddyment Ranch, 5.00%, 9/01/19	980,000	1,006,862
Fiddyment Ranch, 5.125%, 9/01/21	980,000	1,005,950
Fiddyment Ranch, 5.125%, 9/01/26	4,945,000	4,933,676
Fiddyment Ranch, 5.25%, 9/01/36	7,880,000	7,529,655
Stone Point, 6.375%, 9/01/24	1,750,000	1,771,595
Stone Point, 6.375%, 9/01/28	2,500,000	2,520,550
Westpark, 5.15%, 9/01/30	5,500,000	5,507,755
Westpark, 5.20%, 9/01/36	2,500,000	2,490,125
Roseville Westpark CFD No. 1 Special Tax, Public Facilities,
5.20%, 9/01/26	1,000,000	993,650
5.25%, 9/01/37	1,600,000	1,570,352
Rowland USD, GO, Capital Appreciation, Election of 2006, Series B, zero cpn.,
8/01/34	5,000,000	1,796,400
8/01/39	15,000,000	3,981,150
8/01/42	10,750,000	2,359,840
Sacramento County Airport System Revenue, Senior, Series B, AGMC Insured, 5.25%, 7/01/39	7,000,000	7,159,530
San Bernardino Community College District GO, Election of 2008, Series A, zero cpn., 8/01/44	12,495,000	2,282,587
San Bernardino County Special Tax, CFD No. 2006-1, Improvement Area No. 2, Lytle Creek North, 5.50%, 9/01/44	1,965,000	1,983,785
San Buenaventura Revenue, Community Memorial Health System,
8.00%, 12/01/31	10,000,000	11,834,100
7.50%, 12/01/41	5,000,000	5,632,850
San Diego RDA Tax Allocation Revenue,
City Heights Redevelopment Project, Series A, 5.625%, 9/01/40	2,315,000	2,398,224
Naval Training Center, Series A, 5.75%, 9/01/40	3,000,000	3,035,550
San Diego RDA Tax Allocation, Capital Appreciation, Refunding, Series B, zero cpn.,
9/01/15	2,915,000	2,877,134
9/01/16	1,500,000	1,368,030
9/01/19	1,800,000	1,357,920
9/01/20	1,800,000	1,269,684
9/01/21	1,800,000	1,191,762
9/01/22	1,900,000	1,176,423
9/01/23	1,900,000	1,103,349
9/01/24	1,900,000	1,038,160
9/01/25	1,900,000	969,551
9/01/26	1,900,000	909,150
9/01/27	1,900,000	849,433
9/01/28	1,900,000	796,879
San Diego USD, GO, Election of 2008,
Series A, zero cpn. to 7/01/19, 6.00% thereafter, 7/01/33	10,000,000	8,265,000
Series C, zero cpn. to 7/01/30, 6.625% thereafter, 7/01/47	26,025,000	12,124,527
Series E, zero cpn. to 7/01/32, 5.25% thereafter, 7/01/42	6,940,000	2,699,035
Series E, zero cpn. to 7/01/32, 5.375% thereafter, 7/01/47	13,500,000	5,101,110
San Francisco City and County Redevelopment Agency Successor Agency CFD No. 6 Special Tax, Mission Bay South
Public Improvements, Refunding, Series C, zero cpn., 8/01/43	10,000,000	1,524,400
[a]San Francisco City and County Redevelopment Agency Successor Agency Tax, Mission Bay South Redevelopment Project,
Series A, 5.00%, 8/01/43	2,500,000	2,538,425
San Francisco City and County Redevelopment Financing Authority Tax Allocation,
Mission Bay North Redevelopment Project, Series C, 6.75%, 8/01/41	1,000,000	1,157,920
Mission Bay South Redevelopment Project, Series D, 7.00%, 8/01/33	1,000,000	1,115,520
Mission Bay South Redevelopment Project, Series D, 6.625%, 8/01/39	2,265,000	2,447,332
Mission Bay South Redevelopment Project, Series D, 7.00%, 8/01/41	1,500,000	1,658,535
San Francisco Redevelopment Projects, Series B, 6.625%, 8/01/41	2,500,000	2,805,900
San Joaquin County Public Facilities FICO Revenue COP, Wastewater Conveyance Project, 6.00%, 8/01/37	1,000,000	974,190
San Joaquin Delta Community College District GO, Election of 2004, Capital Appreciation, Series B, AGMC Insured, zero
cpn., 8/01/30	3,900,000	1,638,858
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, Capital Appreciation,
junior lien, ETM, zero cpn., 1/01/28	19,150,000	12,148,185
Refunding, Series A, 5.60%, 1/15/16	4,500,000	4,598,775
Refunding, Series A, 5.70%, 1/15/19	3,000,000	3,064,500
Refunding, Series A, 5.75%, 1/15/21	24,750,000	25,273,710
Refunding, Series A, 5.50%, 1/15/28	3,645,000	3,645,693
Refunding, Series A, NATL Insured, zero cpn., 1/15/26	19,475,000	9,964,578
Refunding, Series A, NATL Insured, zero cpn., 1/15/32	50,225,000	16,415,539
senior lien, 5.00%, 1/01/33	42,865,000	39,564,824

Franklin Municipal Securities Trust
Statement of Investments, February 28, 2014 (unaudited) (continued)
San Jose RDA Tax Allocation, Merged Area Redevelopment Project, Series B, XLCA Insured, 5.00%, 8/01/28	13,245,000	13,044,073
San Marcos RDA Tax Allocation, Affordable Housing Project, Series A, 5.65%, 10/01/28	1,730,000	1,730,986
San Mateo Special Tax, CFD No. 2008-1, Bay Meadows,
5.875%, 9/01/32	1,500,000	1,581,390
5.375%, 9/01/38	2,500,000	2,515,850
6.00%, 9/01/42	5,000,000	5,264,650
5.50%, 9/01/44	3,300,000	3,331,152
Santa Barbara Elementary School District GO, Election of 2010, Capital Appreciation, Series A, zero cpn. to 8/01/23, 7.00%
thereafter, 8/01/36	8,000,000	5,888,880
Santa Cruz County RDA Tax Allocation, 6.625%, 9/01/29	2,650,000	2,984,218
Santa Margarita Water District Special Tax, CFD No. 2013-1, Village of Sendero, 5.625%,
9/01/36	3,000,000	3,076,440
9/01/43	10,000,000	10,165,300
Santee Community Development Commission Tax Allocation, Santee Community Redevelopment Project, Series A, 7.00%,
8/01/31	1,800,000	2,126,502
8/01/41	2,820,000	3,324,075
Saugus Castaic School Facilities Financing Authority Special Tax, Community Facilities District No. 2006-1C,
5.875%, 9/01/33	1,375,000	1,416,814
6.00%, 9/01/43	3,500,000	3,565,835
Saugus USD Special Tax, CFD No. 2006-1,
Improvement Area No. 1, 5.375%, 9/01/42	2,000,000	2,023,760
Improvement Area No. 2, 5.75%, 9/01/43	2,000,000	2,045,460
Saugus USD, CFD No. 2005-4 Special Tax, 5.30%, 9/01/36	2,000,000	2,039,700
Selma PFA Lease Revenue, Bank Qualified, Refunding, 7.00%, 2/01/40	3,265,000	3,267,057
Sierra View Local Health Care District Revenue, 5.25%, 7/01/32	3,000,000	3,054,630
Simi Valley 1915 Act Special Assessment, AD No. 98-1, Madera, 7.30%, 9/02/24	1,835,000	1,853,001
Siskiyou UHSD, GO, Capital Appreciation, Election of 2008, Series B, AGMC Insured, zero cpn., 8/01/49	15,015,000	1,929,428
Sonoma CDA Tax Allocation, Redevelopment Project, 7.00%, 12/01/30	2,115,000	2,482,798
Southern California Public Power Authority Transmission Project Revenue, Southern Transmission Project, 6.125%, 7/01/18	50,000	50,207
St. Helena USD, GO, Capital Appreciation, zero cpn. to 8/01/25, 6.45% thereafter, 6/01/36	10,000,000	6,173,800
Stockton 1915 Act Special Assessment, Limited Obligation, Mosher AD No. 2003-2,
6.20%, 9/02/23	2,955,000	2,986,973
6.30%, 9/02/33	3,390,000	3,415,866
[b,c,d] Stockton PFA Lease Revenue, Capital Improvement Projects, Series A, 7.00%, 9/01/38	7,000,000	700,000
Susanville PFAR, Utility Enterprises Project, Refunding, Sub Series B,
5.50%, 6/01/30	1,185,000	1,194,219
5.875%, 6/01/35	1,660,000	1,687,954
6.00%, 6/01/45	6,180,000	6,285,245
Susanville School District GO, Capital Appreciation, Election of 2008, Assured Guaranty, zero cpn., 8/01/49	17,505,000	2,249,392
Temecula RDA Tax Allocation Revenue,
Housing, Redevelopment Project No. 1, Series A, 7.00%, 8/01/39	2,100,000	2,476,656
sub. lien, Escrow, Redevelopment Project No. 1, 5.625%, 12/15/38	1,900,000	1,939,995
Tobacco Securitization Authority Northern California Tobacco Settlement Revenue,
Asset-Backed, Series A-1, 5.375%, 6/01/38	5,000,000	3,793,450
Asset-Backed, Series A-1, 5.50%, 6/01/45	800,000	604,128
Capital Appreciation, Asset-Backed, Series A-2, 5.40%, 6/01/27	1,250,000	1,132,125
Tobacco Securitization Authority Southern California Tobacco Settlement Revenue, Second Sub. Capital Appreciation,
Refunding, Series C, zero cpn., 6/01/46	25,000,000	692,250
Torrance USD, GO, Capital Appreciation, Election of 2008, Measure Z, Series B-1, zero cpn., 8/01/34	5,640,000	2,151,096
Truckee-Donner PUD Special Tax, CFD No. 04-1,
5.20%, 9/01/25	3,000,000	2,961,720
5.75%, 9/01/29	2,975,000	2,944,952
5.25%, 9/01/30	5,050,000	4,914,256
5.80%, 9/01/35	4,530,000	4,394,779
Tulare RDA Tax Allocation, Merged Tulare Redevelopment Projects, Series A, 6.25%, 8/01/40	3,540,000	3,599,401
Tulare Sewer Revenue, 6.50%, 11/15/45	10,000,000	11,024,000
Turlock PFA Tax Allocation Revenue, 7.50%, 9/01/39	3,750,000	3,979,500
Tustin CFD No. 07-01 Special Tax, Tustin Legacy, 6.00%, 9/01/37	2,100,000	2,133,579
Tustin USD Special Tax, CFD No. 06-1,
5.75%, 9/01/30	1,000,000	1,036,640
6.00%, 9/01/40	3,000,000	3,132,420
Vallejo RDA Tax Allocation, Housing Set-Aside, Refunding, Series A, 7.00%, 10/01/31	3,915,000	3,916,488
Vernon Electric System Revenue, Series A, 5.50%, 8/01/41	7,500,000	7,785,675
Victor Valley Community College District GO, Capital Appreciation, Election of 2002, Series C, zero cpn., 6/01/49	11,940,000	1,870,640
Washington Township Health Care District Revenue, Series A, 5.50%, 7/01/38	2,890,000	2,975,168

Franklin Municipal Securities Trust
Statement of Investments, February 28, 2014 (unaudited) (continued)
West Hollywood Community Development Commission Tax Allocation, East Side Redevelopment Project, Series A,
7.25%, 9/01/31	1,000,000	1,171,110
7.50%, 9/01/42	5,000,000	5,878,650
William S. Hart UHSD, CFD No. 2005-1 Special Tax, 5.30%, 9/01/36	2,500,000	2,547,175
Woodland Finance Authority Water Revenue, 6.00%,
3/01/36	1,000,000	1,124,780
3/01/41	1,500,000	1,673,595
Woodland Special Tax, CFD No. 1,
6.00%, 9/01/28	4,960,000	5,040,005
6.25%, 9/01/34	6,490,000	6,625,901
Yorba Linda RDA Tax Allocation, sub. lien, Redevelopment Project, Series A, 6.50%, 9/01/32	2,750,000	3,160,410
Yucaipa Special Tax, CFD No. 98-1 Chapman Heights, Refunding,
5.00%, 9/01/26	1,000,000	1,028,920
5.375%, 9/01/30	1,800,000	1,882,890
Yucca Valley RDA Tax Allocation, Yucca Valley Redevelopment Project No. 1,
5.50%, 6/01/28	2,110,000	2,128,821
5.75%, 6/01/38	5,485,000	5,515,113
		1,472,515,885
U.S. Territories 6.2%
Guam 1.4%
Guam Government GO,
Refunding, Series A, 5.00%, 11/15/23	6,745,000	6,736,839
Refunding, Series A, 5.25%, 11/15/37	6,500,000	5,826,730
Series A, 7.00%, 11/15/39	5,000,000	5,286,900
Guam Government Waterworks Authority Water and Wastewater System Revenue, 5.625%, 7/01/40	4,000,000	4,118,480
		21,968,949
Northern Mariana Islands 0.1%
Northern Mariana Islands Commonwealth Ports Authority Seaport Revenue, Senior Series A, 6.60%, 3/15/28	1,450,000	1,408,399
Puerto Rico 4.7%
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien,
Refunding, Series A, 5.75%, 7/01/37	12,000,000	8,923,800
Series A, 6.00%, 7/01/44	5,000,000	3,806,100
Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series A, 5.50%, 7/01/39	15,000,000	11,632,200
Puerto Rico Electric Power Authority Power Revenue,
Refunding, Series A, 5.00%, 7/01/29	10,000,000	6,707,800
Refunding, Series A, 5.00%, 7/01/42	6,000,000	3,860,940
Series A, 7.00%, 7/01/33	25,000,000	18,994,500
Series A, 7.00%, 7/01/43	5,000,000	3,660,550
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Revenue,
Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26	5,500,000	4,943,400
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding, Series U, 5.25%, 7/01/42	21,000,000	15,009,750
		77,539,040
Total U.S. Territories		100,916,388
Total Municipal Bonds (Cost $1,513,258,457) 95.9%		1,573,432,273
Other Assets, less Liabilities 4.1%		68,004,405
Net Assets 100.0%		$1,641,436,678

a Security purchased on a when-issued basis.
b Security has been deemed illiquid because it may not be able to be sold within seven days. At February 28, 2014, the aggregate value of these securities was $7,400,853, representing 0.45% of net assets.
c Defaulted security or security for which income has been deemed uncollectible.
d At February 28, 2014, pursuant to the Fund’s policies and the requirements of applicable securities laws, the Fund may be restricted from trading these securities for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.

Franklin Municipal Securities Trust
Statement of Investments, February 28, 2014 (unaudited) (continued)

ABBREVIATIONS
Selected Portfolio

1915 Act - Improvement Bond Act of 1915
ABAG - The Association of Bay Area Governments
AD - Assessment District
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
CDA - Community Development Authority/Agency
CFD - Community Facilities District
CIFP - Capital Improvement Financing Program
COP - Certificate of Participation
CRDA - Community Redevelopment Authority/Agency
ETM - Escrow to Maturity
FGIC - Financial Guaranty Insurance Co.
FHA - Federal Housing Authority/Agency
FICO - Financing Corp.
GO - General Obligation
NATL - National Public Financial Guarantee Corp.
NATL RE - National Public Financial Guarantee Corp. Reinsured
PBA - Public Building Authority
PFA - Public Financing Authority
PFAR - Public Financing Authority Revenue
PUD - Public Utility District
RDA - Redevelopment Agency/Authority
UHSD - Unified/Union High School District
USD - Unified/Union School District
XLCA - XL Capital Assurance

Franklin Municipal Securities Trust
Statement of Investments, February 28, 2014 (unaudited)

Franklin Tennessee Municipal Bond Fund	Principal Amount	Value
Municipal Bonds 98.2%
Tennessee 89.5%
Anderson County Water Authority Water and Sewer Revenue, 5.00%, 6/01/36	$1,000,000	$1,099,830
Blount County PBA Revenue, Local Government Public Improvement, Series B-15-A, Assured Guaranty, 5.00%,
6/01/28	1,100,000	1,185,547
6/01/32	2,565,000	2,673,089
Bristol Electric System Revenue, AMBAC Insured, Pre-Refunded, 5.00%, 9/01/29	1,075,000	1,151,336
Chattanooga Electric System Revenue, Series A, 5.00%, 9/01/33	7,500,000	7,972,875
Chattanooga Health Educational and Housing Facility Board Revenue, Catholic Health Initiatives, Series D, 6.25%, 10/01/33	500,000	566,420
Chattanooga-Hamilton County Hospital Authority Hospital Revenue, Erlanger Health System, Refunding, AGMC Insured,
5.00%, 10/01/22	3,250,000	3,551,535
Clarksville Electric System Revenue,
Series A, 5.00%, 9/01/34	2,000,000	2,118,000
Series A, 5.00%, 9/01/35	3,185,000	3,363,583
XLCA Insured, 5.00%, 9/01/23	2,325,000	2,563,057
XLCA Insured, 5.00%, 9/01/32	4,000,000	4,162,080
Clarksville Water Sewer and Gas Revenue, Refunding, 5.00%, 2/01/38	3,000,000	3,195,030
Columbia Waterworks System Revenue, 5.00%, 12/01/32	3,000,000	3,241,320
Franklin County Health and Educational Facilities Board Revenue, The University of the South Project, AMBAC Insured, Pre-
Refunded, 5.00%, 9/01/24	2,000,000	2,142,020
Gallatin Water and Sewer Revenue, Assured Guaranty, 5.00%, 1/01/33	2,215,000	2,340,103
Greene County GO, Rural School, Refunding, Series B, NATL Insured, 5.00%, 6/01/24	1,000,000	1,061,040
Hallsdale-Powell Utility District of Knox County Waterworks and Sewer Revenue, Improvement, NATL RE, FGIC Insured,
5.00%, 4/01/31	1,000,000	1,046,570
Harpeth Valley Utilities District of Davidson and Williamson Counties Revenue, Utilities, Improvement,
NATL Insured, Pre-Refunded, 5.00%, 9/01/29	1,000,000	1,023,590
NATL Insured, Pre-Refunded, 5.00%, 9/01/34	2,310,000	2,364,493
NATL RE, FGIC Insured, 5.00%, 9/01/35	3,700,000	3,989,192
Hawkins County First Utility District Waterworks Revenue, Series B, Assured Guaranty, 5.00%, 6/01/42	1,250,000	1,315,650
Jackson Hospital Revenue, Jackson-Madison County General Hospital Project, Refunding and Improvement, 5.50%, 4/01/33	3,000,000	3,188,310
Johnson City Electric System Revenue, Improvement, AGMC Insured, 5.00%, 5/01/29	1,000,000	1,103,880
Johnson City Health and Educational Facilities Board Hospital Revenue, Johnson City Medical Center Hospital,
Improvement, Series C, NATL Insured, Pre-Refunded, 5.125%, 7/01/25	325,000	325,647
Kingsport GO, Series B, Assured Guaranty, 5.00%, 3/01/29	1,030,000	1,119,816
Kingsport IDB, MFHR, Model City Apartments Project, GNMA Secured, 5.50%, 7/20/39	2,995,000	2,986,674
Knox County First Utility District Water and Sewer Revenue,
5.00%, 12/01/32	1,000,000	1,132,970
NATL Insured, Pre-Refunded, 5.00%, 12/01/24	1,790,000	2,016,668
NATL Insured, Pre-Refunded, 5.00%, 12/01/25	1,000,000	1,126,630
Refunding and Improvement, 5.00%, 12/01/26	1,390,000	1,562,791
Knox County Health Educational and Housing Facility Board Hospital Revenue, Covenant Health, Refunding and
Improvement, Series A, zero cpn., 1/01/36	2,000,000	544,800
Knox County Health Educational and Housing Facility Board Revenue, University Health System Inc., Refunding, 5.25%,
4/01/27	2,500,000	2,565,425
4/01/36	5,000,000	5,042,050
Knox-Chapman Utility District of Knox County Water and Sewer Revenue,
5.25%, 1/01/36	1,500,000	1,637,085
Refunding and Improvement, 4.00%, 1/01/40	4,000,000	3,905,280
Knoxville Wastewater System Revenue, Improvement, Series A, NATL Insured, Pre-Refunded, 5.00%, 4/01/37	3,000,000	3,154,140
Knoxville Water System Revenue, Improvement, Series R, AGMC Insured, Pre-Refunded, 5.00%, 3/01/30	2,370,000	2,482,338
Lawrenceburg PBA, GO, Electric System, Refunding, AMBAC Insured, 5.00%, 7/01/22	2,470,000	2,799,893
Loudon Water and Sewer Revenue, Exempt Facility, Series A,
4.00%, 3/01/28	1,000,000	976,930
5.00%, 3/01/32	1,300,000	1,384,487
Manchester GO, Refunding, AGMC Insured, 5.00%, 6/01/38	2,665,000	2,924,731
Maryville Revenue, Water and Sewer, Series A, Assured Guaranty, 5.00%, 6/01/38	5,500,000	5,753,660
Memphis GO, General Improvement,
Assured Guaranty, Pre-Refunded, 5.00%, 4/01/27	1,975,000	2,361,507
Refunding, 5.00%, 5/01/36	4,135,000	4,486,268
Memphis-Shelby County Airport Authority Airport Revenue,
Refunding, Series B, 5.75%, 7/01/25	2,500,000	2,827,000
Refunding, Series D, 5.00%, 7/01/25	3,000,000	3,351,960
Series A, AGMC Insured, 5.00%, 7/01/35	5,000,000	5,248,100
Series A, AGMC Insured, 5.00%, 7/01/39	2,565,000	2,683,554

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Municipal Securities Trust
Statement of Investments, February 28, 2014 (unaudited) (continued)
Memphis-Shelby County Sports Authority Inc. Revenue, Memphis Arena Project, Refunding, Series B, 5.375%, 11/01/29	5,000,000	5,383,950
Metropolitan Government of Nashville and Davidson County Electric Revenue, Series A,
5.00%, 5/15/33	3,000,000	3,188,430
5.00%, 5/15/36	3,500,000	3,778,040
AMBAC Insured, Pre-Refunded, 5.00%, 5/15/25	5,000,000	5,047,100
Metropolitan Government of Nashville and Davidson County GO,
Improvement, Refunding, Series A, 5.00%, 1/01/33	5,000,000	5,572,850
Series B, Pre-Refunded, 5.00%, 8/01/25	5,000,000	5,559,000
Series C, Pre-Refunded, 5.00%, 2/01/25	3,000,000	3,130,200
Metropolitan Government of Nashville and Davidson County Health and Educational Facilities Board Revenue, Vanderbilt
University,
Refunding, Series B, 5.00%, 10/01/39	9,000,000	9,542,160
Series A, 5.50%, 10/01/29	3,500,000	3,997,910
Metropolitan Government of Nashville and Davidson County Sports Authority Revenue, Public Improvements, Ballpark
Project, Series A, 5.00%, 8/01/38	3,000,000	3,175,230
Pigeon Forge IDB Revenue, Public Facility, 5.00%, 6/01/34	1,250,000	1,367,250
Rutherford County Consolidated Utility District Waterworks Revenue, AGMC Insured, Pre-Refunded, 5.00%, 2/01/36	3,060,000	3,336,134
Rutherford County GO, 3.00%, 4/01/31	2,000,000	1,769,660
Rutherford County Health and Educational Facilities Board Revenue, Ascension Health Senior Credit Group, Series C,
5.00%, 11/15/40	10,000,000	10,447,200
Shelby County Health Educational and Housing Facility Board Revenue,
Baptist Memorial Health Care, Series A, 5.00%, 9/01/19	3,015,000	3,522,244
Educational Facilities, Rhodes College, 5.50%, 8/01/40	5,000,000	5,616,000
Methodist Healthcare, Series B, AGMC Insured, 5.25%, 9/01/27	5,000,000	5,273,550
St. Jude Children's Research Hospital, Refunding, 5.00%, 7/01/36	5,000,000	5,244,300
South Blount County Utility District Waterworks Revenue, Refunding and Improvement, AGMC Insured,
5.00%, 12/01/33	1,000,000	1,077,860
5.25%, 12/01/39	3,310,000	3,574,668
Tennessee HDA Residential Financing Program Revenue, Issue 1C, 4.00%, 7/01/43	3,000,000	2,994,720
Tennessee HDA Revenue, Homeownership Program,
Series 1, 5.00%, 7/01/29	1,190,000	1,230,531
Series 2C, 3.80%, 7/01/43	1,940,000	1,791,299
Tennessee State School Bond Authority Revenue, Higher Educational Facilities, Second Program,
Refunding, Series A, 5.00%, 5/01/39	3,000,000	3,220,710
Refunding, Series A, NATL Insured, 5.00%, 5/01/26	1,250,000	1,295,225
Refunding, Series A, NATL Insured, 5.00%, 5/01/30	3,000,000	3,096,270
Series A, 5.00%, 5/01/34	3,555,000	3,741,780
Series B, 5.50%, 5/01/38	4,000,000	4,404,240
West Wilson Utility District Waterworks Revenue,
5.00%, 6/01/33	3,000,000	3,379,350
Improvement, NATL Insured, Pre-Refunded, 5.00%, 6/01/26	1,805,000	1,825,595
		237,402,410
U.S. Territories 8.7%
Guam 1.9%
Guam Economic Development and Commerce Authority Revenue, Tobacco Settlement, Asset-Backed Bonds, Refunding,
5.25%, 6/01/32	1,815,000	1,655,752
Guam Government Limited Obligation Revenue, Section 30, Series A, 5.625%, 12/01/29	3,205,000	3,355,635
		5,011,387
Puerto Rico 6.8%
Puerto Rico Electric Power Authority Power Revenue, Series XX, 5.25%, 7/01/40	5,000,000	3,327,550
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Series S, 6.00%, 7/01/41	5,000,000	3,955,850
Puerto Rico Sales Tax FICO Sales Tax Revenue, first subordinate,
Series A, 6.50%, 8/01/44	8,000,000	6,886,080
Series C, 5.50%, 8/01/40	5,000,000	3,976,800
		18,146,280
Total U.S. Territories		23,157,667
Total Municipal Bonds (Cost $252,109,580) 98.2%		260,560,077
Other Assets, less Liabilities 1.8%		4,890,016
Net Assets 100.0%		$265,450,093

Franklin Municipal Securities Trust
Statement of Investments, February 28, 2014 (unaudited) (continued)

ABBREVIATIONS
Selected Portfolio

AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
FGIC - Financial Guaranty Insurance Co.
FICO - Financing Corp.
GNMA - Government National Mortgage Association
GO - General Obligation
HDA - Housing Development Authority/Agency
IDB - Industrial Development Bond/Board
MFHR - Multi-Family Housing Revenue
NATL - National Public Financial Guarantee Corp.
NATL RE - National Public Financial Guarantee Corp. Reinsured
PBA - Public Building Authority
XLCA - XL Capital Assurance

Franklin Municipal Securities Trust

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Municipal Securities Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of two funds (Funds).

2. FINANCIAL INSTRUMENT VALUATION

The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds' calculate the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under procedures approved by the Trust's Board of Trustees (the Board), the Funds' administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds' valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. INCOME TAXES

At February 28, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin	Franklin
	California High	Tennessee
	Yield Municipal	Municipal Bond
	Fund	Fund

Cost of investments	$1,510,743,379	$251,985,245

Unrealized appreciation	$117,080,057	$13,576,570
Unrealized depreciation	(54,391,163)	(5,001,738)
Net unrealized appreciation (depreciation)	$62,688,894	$8,574,832

4. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of February 28, 2014, in valuing the Funds’ assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Franklin California High Yield Municipal Fund
Assets:
Investments in Securities:
Municipal Bonds	$-	$1,572,732,273	$700,000	$1,573,432,273

Franklin Tennessee Municipal Bond Fund
Assets:
Investments in Securities:
Municipal Bonds	$-	$260,560,077	$-	$260,560,077

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period.

5. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Franklin Municipal Securities Trust

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  April 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  April 25, 2014

By /s/GASTON GARDEY

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  April 25, 2014